AMERICAN INDEPENDENCE FUNDS TRUST
American Independence Active Treasury Management Fund
(The “Fund")

PROSPECTUS SUPPLEMENT DATED May 7, 2010 TO THE CLASS A AND INSTITUTIONAL SHARES PROSPECTUS JUNE 7, 2010

Please be advised that Shares of the American Independence Active Treasury Management Fund are not currently available for sale.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

AMERICAN INDEPENDENCE FUNDS TRUST
American Independence Active Treasury Management Fund
(The “Fund")

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

 DATED May 7, 2010 TO THE

CLASS A AND INSTITUTIONAL SHARES PROSPECTUS JUNE 7, 2010

Please be advised that Shares of the American Independence Active Treasury Management Fund are not currently available for sale.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.